General and administrative expenses	12 Months Ended
Dec. 31, 2021
General and administrative expenses
General and administrative expenses

14.            General and administrative expenses

	December 31,	December 31,	December 31,
	2021	2020	2019
Amortization	$4,251,274	$1,603,654	$804,206
Consulting fees	2,803,967	648,524	683,555
Insurance	2,348,030	572,932	485,995
Investor relations	677,474	666,988	772,259
Office expenses	2,522,810	758,424	706,791
Professional fee	5,634,016	2,073,022	1,393,004
Rent	1,437,259	616,968	320,927
Salaries	7,575,030	3,488,459	1,738,829
Share-based compensation expense	3,807,773	5,349,201	4,555,476
Share-based payment expense	—	—	159,833
	$31,057,633	$15,778,172	$11,620,875